EV CLASSIC CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
        EV CLASSIC CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
          EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
       EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
         EV CLASSIC MICHIGAN LIMITED MATURITY MUNICIPALS FUND
        EV CLASSIC NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
         EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
           EV CLASSIC OHIO LIMITED MATURITY MUNICIPALS FUND
       EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
              (each formerly an EV Classic State Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

December 15, 1995                                               C-8/1PS


        EV CLASSIC CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
        EV CLASSIC CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
          EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
       EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
         EV CLASSIC MICHIGAN LIMITED MATURITY MUNICIPALS FUND
        EV CLASSIC NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
         EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
           EV CLASSIC OHIO LIMITED MATURITY MUNICIPALS FUND
       EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
              (each formerly an EV Classic State Limited
                        Maturity Tax Free Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. For all Funds: Effective immediately, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals."

     2. For the Connecticut, Michigan and Ohio Funds only: Set forth below are revised fundamental investment restrictions, which shareholders have approved. These fundamental restrictions replace the fundamental restrictions under "Investment
Restrictions" in each Fund's Part II:

     The Fund may not:

           (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

           (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

           (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

           (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

           (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

           (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

           Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. For all Funds: The following nonfundamental investment restrictions replace the nonfundamental investment restrictions in each Fund's Part II:

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                - 2 -                        C-8/1SAIS


         EV MARATHON ARIZONA LIMITED MATURITY MUNICIPALS FUND
        EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
       EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
      EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
        EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
      EV MARATHON NORTH CAROLINA LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
       EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON VIRGINIA LIMITED MATURITY MUNICIPALS FUND
             (each formerly an EV Marathon State Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     1. The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

     2.    In addition, effective immediately shares of the North
Carolina and Virginia Funds are no longer being offered for purchase.

December 15, 1995                                               M-8/1PS


         EV MARATHON ARIZONA LIMITED MATURITY MUNICIPALS FUND
        EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
       EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
      EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
        EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
      EV MARATHON NORTH CAROLINA LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
       EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
         EV MARATHON VIRGINIA LIMITED MATURITY MUNICIPALS FUND
     (each formerly an EV Marathon State Limited Maturity Tax Free
Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. For all Funds: Effective immediately, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals."

     2. For the Connecticut, Michigan and Ohio Funds only: Set forth below are revised fundamental investment restrictions, which shareholders have approved. These fundamental restrictions replace the fundamental restrictions under "Investment
Restrictions" in each Fund's Part II:

     The Fund may not:

           (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

           (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

           (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

           (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

           (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

           (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

           Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. For all Funds: The following nonfundamental investment restrictions replace the nonfundamental investment restrictions in each Fund's Part II:

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                - 2 -                        M-8/1SAIS


        EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND
       EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
            (each formerly an EV Traditional State Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     The shareholders of each Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, each Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals." Also, the first sentence of the first paragraph under "How the Funds and the Portfolios Invest their Assets" is replaced with the following:

     Each Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax and from the State taxes that, in accordance with its investment objective, the Fund seeks to avoid.

December 15, 1995                                                T-2LPS


        EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND
       EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
            (each formerly an EV Traditional State Limited
                        Maturity Tax Free Fund)
          Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. Effective immediately, each Fund and each Portfolio have changed the phrase "Tax Free" in their names to "Municipals."

     3. The following nonfundamental investment restrictions replace the nonfundamental investment restrictions in each Fund's
Part II:

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 15, 1995                - 2 -                         T-2LSAIS